16. Reserve for Warrants: Schedule Summarizes the Warrant Activity (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule Summarizes the Warrant Activity
	2024		2023			2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	#	$	#	$	#	$
Opening Balance	1,525,054	4.00	821,106	3.93	880,525	1.55
Issuance of Finders’ Warrants	-	-	-	-	184,000	USD 9.375
Issuance of Agents’ Warrants	86,000	USD 2.67	-	-	-	-
Issuance of Incentive Warrants	-	-	75,000	USD 3.00	-	-
Issuance of Incentive Warrants	-	-	75,000	USD 4.00	-	-
Issuance of Incentive Warrants	-	-	75,000	USD 5.00	-	-
Issuance of Performance Warrants	100,000	USD 2.00	-	-	-	-
Issuance of Performance Warrants	100,000	USD 2.50	-	-	-	-
Issuance of Performance Warrants	100,000	USD 3.00	-	-	-	-
Issuance of Settlement Warrants	2,000,000	USD 1.50	500,000	USD 2.50	-	-
Exercised	-	-	(21,052)	1.50	(243,419)	1.50
Expired	(32,000)	1.25	-	-	-	-
Expired	(512,627)	1.50	-	-	-	-
Expired	(71,427)	2.25	-	-	-	-
Cancellation of Settlement Warrants	(2,000,000)	USD 1.50	-	-	-	-
Ending Balance	1,295,000	5.13	1,525,054	4.00	821,106	3.93